Interest-Bearing Loans	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Interest-bearing loans
17.	Interest-bearing loans

	At 31 December
In USD	2021	2020
Loan A	341,130	—
Loan B	56,855	—

	397,985	—

Loan A:
On 15 May 2020, Shotl Transportation (the Subsidiary) has entered into an agreement of loan facility with European bank (Cajamar bank) to support its operations. The loan nominal value is amounted to EUR 300,000. The loan carries variable interest rate of 1.85% plus EURIBOR per annum. The loan will be repaid on 48 equally monthly instalments. The maturity date has been extended for
12-month
period to end on 5 May, 2026 due to COVID 19 pandemic.
On 12 February 2021, Shotl has entered into an agreement of loan facility with European bank (Santander Bank) to support its operations. The loan nominal value is EUR 50,000. The loan carries fixed interest rate of 3.6% per annum. The loan will be repaid in 48 equally monthly instalments. The loan will be matured on 12 February 2026.
Classification of loans as current and
non-current
is as follows:

	At 31 December
In USD	2021	2020
Non-current	337,545	—
Current	60,440	—

	397,985	—